LEGG MASON TAX-EXEMPT TRUST, INC.

               Supplement dated November 5, 2002 to the Statement
             of Additional Information ("SAI") dated April 15, 2002

The tables of directors and officers, their share ownership, and their compensation found in the "Management of the Fund" section beginning on Page 15 of the Statement of Additional Information ("SAI") are replaced in their entirety with the following. You should retain this Supplement with your SAI for future reference.

                                    * * * * *

The table below provides information about the Corporation's directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary.

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                                                Term of
                             Position(s)      Office and       Number of
                            Held With the      Length of     Funds in Fund        Other
      Name and Age               Fund         Time Served       Complex       Directorships            Principal Occupation(s)
                                                  (1)          Overseen            Held               During the Past Five Years
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INDEPENDENT DIRECTORS:
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

Gilmore, Richard G.        Director       Since 1990     Director/        None              Retired.  Trustee of Pacor Settlement
Age 75                                                   Trustee of all                     Trust, Inc. since 1990. Formerly:
                                                         Legg Mason                         Director of CSS Industries, Inc.
                                                         funds                              (diversified holding company that makes
                                                         consisting of                      seasonal decorative products); Senior
                                                         23 portfolios.                     Vice President, Chief Financial Officer
                                                                                            and Director of PECO Energy Co., Inc.
                                                                                            (now Exelon Corporation).
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Lehman, Arnold L.          Director       Since 1983     Director/        None              Director of The Brooklyn Museum of Art
Age 58                                                   Trustee of all                     since 1997.  Formerly: Director of The
                                                         Legg Mason                         Baltimore Museum of Art (1979-1997).
                                                         funds
                                                         consisting of
                                                         23 portfolios.
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Masters, Robin J.W.        Director       Since 2002     Director/        None              Retired.  Director of The Family
Age 46                                                   Trustee of all                     Learning Centre (non-profit) since
                                                         Legg Mason                         1996; Director of Bermuda SMARTRISK
                                                         funds                              (non-profit) since 2001.  Formerly:
                                                         consisting of                      Chief Investment Office of ACE Limited
                                                         23 portfolios.                     (insurance).
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McGovern, Jill E.          Director       Since 1989     Director/        None              Chief Executive Officer of The Marrow
Age 58                                                   Trustee of all                     Foundation since 1993.  Formerly:
                                                         Legg Mason                         Executive Director of the Baltimore
                                                         funds                              International Festival (1991 - 1993);
                                                         consisting of                      Senior Assistant to the President of
                                                         23 portfolios.                     The Johns Hopkins University
                                                                                            (1986-1990).
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

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                                                Term of
                             Position(s)      Office and       Number of
                            Held With the      Length of     Funds in Fund        Other
      Name and Age               Fund         Time Served       Complex       Directorships            Principal Occupation(s)
                                                  (1)          Overseen            Held               During the Past Five Years
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Mehlman, Arthur S.         Director       Since 2002     Director/        None              Retired.  Director of Maryland Business
Age 60                                                   Trustee of all                     Roundtable for Education (non-profit);
                                                         Legg Mason                         Director of University of Maryland
                                                         funds                              Foundation (non-profit); Director of
                                                         consisting of                      University of Maryland College Park
                                                         23 portfolios.                     Foundation (non-profit) since 1998.
                                                                                            Formerly:  Partner, KPMG LLP
                                                                                            (international accounting firm).
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O'Brien, G. Peter          Director       Since 2002     Director/        Director of the   Trustee of Colgate University and
Age 56                                                   Trustee of all   Royce Family of   President of Hill House, Inc.
                                                         Legg Mason       Funds             (residential home care).  Formerly:
                                                         funds            consisting of     Managing Director, Equity Capital
                                                         consisting of    17 portfolios;    Markets Group of Merrill Lynch & Co.
                                                         23 portfolios.   Director of       (1971-1999).
                                                                          Renaissance
                                                                          Capital
                                                                          Greenwich
                                                                          Funds; Director
                                                                          of Pinnacle
                                                                          Holdings, Inc.
                                                                          (wireless
                                                                          communi-cations).
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Rowan, S. Ford             Director       Since 2002     Director/        None              Consultant, Rowan & Blewitt Inc.
Age 59                                                   Trustee of all                     (management consulting); Adjunct
                                                         Legg Mason                         Professor, George Washington University
                                                         funds                              since 2000; Director of Santa Fe
                                                         consisting of                      Institute (scientific research
                                                         23 portfolios.                     institute) since 1999 and Annapolis
                                                                                            Center for Science-Based Public
                                                                                            Policy since 1995.
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INTERESTED DIRECTORS:
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Curley Jr., John F.        Chairman and   Since 1982     Chairman and     None              Director and/or officer of various Legg
Age 63                     Director                      Director/                          Mason affiliates.  Formerly:  Vice
                                                         Trustee of all                     Chairman and Director of Legg Mason,
                                                         Legg Mason                         Inc. and Legg Mason Wood Walker,
                                                         funds                              Incorporated; Director of Legg Mason
                                                         consisting of                      Fund Adviser, Inc. and Western Asset
                                                         23 portfolios.                     Management Company (each a registered
                                                                                            investment adviser).
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                                       2

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                                                Term of
                             Position(s)      Office and       Number of
                            Held With the      Length of     Funds in Fund        Other
      Name and Age               Fund         Time Served       Complex       Directorships            Principal Occupation(s)
                                                  (1)          Overseen            Held               During the Past Five Years
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Fetting, Mark R. (2)       President and  President      Director/        Director of the   Executive Vice President of Legg Mason,
Age 47                     Director       since 2001;    Trustee of all   Royce Family of   Inc., director and/or officer of
                                          Director       Legg Mason       Funds             various other Legg Mason affiliates
                                          since 2002     funds            consisting of     since 2000.  Formerly: Division
                                                         consisting of    17 portfolios.    President and Senior Officer of
                                                         23 portfolios.                     Prudential Financial Group, Inc. and
                                                                                            related companies, including fund
                                                                                            boards and consulting services to
                                                                                            subsidiary companies from 1991 to 2000;
                                                                                            Partner, Greenwich Associates; Vice
                                                                                            President, T. Rowe Price Group, Inc.
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EXECUTIVE OFFICERS:
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Duffy, Marc R. (2)         Vice President Since 2000     Vice President   None              Vice President and Secretary of Legg
Age 44                     and Secretary                 and Secretary                      Mason Fund Adviser, Inc. since 2000;
                                                         of all Legg                        Associate General Counsel of Legg Mason
                                                         Mason funds                        Wood Walker, Incorporated since 1999.
                                                         consisting of                      Formerly: Senior Associate, Kirkpatrick
                                                         23 portfolios.                     & Lockhart LLP (1996 -1999); Senior
                                                                                            Counsel, Securities and Exchange
                                                                                            Commission, Division of Investment
                                                                                            Management (1989 -1995).
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Karpinski, Marie K. (2)    Vice President Since 1985     Vice President   None              Vice President and Treasurer of Legg
Age 53                     and Treasurer                 and Treasurer                      Mason Fund Adviser, Inc. and Western
                                                         of all Legg                        Asset Funds, Inc. Treasurer of Pacific
                                                         Mason funds                        American Income Shares, Inc. and
                                                         consisting of                      Western Asset Premier Bond Fund.
                                                         23 portfolios.
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

(1) Officers of the Corporation serve one-year terms, subject to annual reappointment by the Board of Directors. Directors of the Corporation serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act.

(2) Officers of the Corporation are interested persons as defined in the 1940 Act.

Mr. Curley and Mr. Fetting are considered to be interested persons of the Corporation as defined in the 1940 Act, on the basis of their employment with the fund's investment adviser or its affiliated entities (including the fund's principal underwriter) and Legg Mason, Inc., the parent holding company.

The following table shows each director's ownership of shares of the fund and of all the Legg Mason funds served by the director as of December 31, 2001:

--------------------------------------------------------------------------------
                                   Dollar Range of      Aggregate Dollar Range
                                Equity Securities in          of Shares in the
           Name of Director        Tax Exempt Trust           Legg Mason Funds
                                                             Owned by Director
--------------------------------------------------------------------------------
John F. Curley Jr.                  Over $100,000              Over $100,000
--------------------------------------------------------------------------------
Mark R. Fetting *                            None                       None
--------------------------------------------------------------------------------
Richard G. Gilmore              $10,000 - $50,000              Over $100,000
--------------------------------------------------------------------------------
Arnold L. Lehman                             None              Over $100,000
--------------------------------------------------------------------------------
Robin J.W. Masters                           None                       None
--------------------------------------------------------------------------------
Jill E. McGovern                             None              Over $100,000
--------------------------------------------------------------------------------
Arthur S. Mehlman                            None                       None
--------------------------------------------------------------------------------
G. Peter O'Brien                             None              Over $100,000
--------------------------------------------------------------------------------
S. Ford Rowan *                              None                       None
--------------------------------------------------------------------------------

* As of August 9, 2002, the aggregate dollar range of Mr. Fetting's and Mr. Rowan's share ownership in the Legg Mason funds was over $100,000 each.

Officers and directors who are interested persons of the Corporation (as defined in the 1940 Act) receive no salary or fees from the Corporation. Each director who is not an interested person of the Corporation ("Independent Directors") receives an annual retainer and a per meeting fee based on the average net assets of the Corporation as of December 31 of the previous year.

The following table provides certain information relating to the compensation of the Corporation's directors. None of the Legg Mason funds has any retirement plan for its directors.

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                                                           Total Compensation
                                                             from Corporation
                                   Aggregate Compensation    and Fund Complex
Name of Person and Position           From Corporation*     Paid to Directors**
--------------------------------------------------------------------------------
John F. Curley, Jr.
Chairman of the Board and Director          None                        None
--------------------------------------------------------------------------------
Mark R. Fetting ****
Director                                    None                        None
--------------------------------------------------------------------------------
Richard G. Gilmore
Director                                   $2,400                      $43,200
--------------------------------------------------------------------------------
Arnold L. Lehman
Director                                   $2,400                      $43,200
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Robin J.W. Masters ****
Director                                    None                        None
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Jill E. McGovern
Director                                   $2,400                      $43,200
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Arthur S. Mehlman ****
Director                                    None                        None
--------------------------------------------------------------------------------
G. Peter O'Brien ***
Director ****                               None                       $47,975
--------------------------------------------------------------------------------
S. Ford Rowan ****
Director                                    None                        None
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                                       4

* Represents compensation paid to each director for the fiscal year ended December 31, 2001.

** Represents aggregate compensation paid to each director during the calendar year ended December 31, 2001. There are 12 open-end investment companies in the Legg Mason funds, consisting of 23 funds.

*** The total compensation paid to Mr. O'Brien reflects compensation paid by the Legg Mason funds and the Royce Funds, consisting of 17 portfolios.

****  Elected to the board of the Corporation on October 30, 2002.

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